Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 18,738,198	$ 45,716,371
Additions	1,943,100	2,584,416
Share of Profit (Loss)	(2,696,904)	7,878,199
Dividends Declared	(743,734)	(6,577,130)
Foreign Currency Translation	(327,039)	(1,852,710)
Other Comprehensive Income	(1,490)	(11,691,509)
Other Increase (Decrease)	(4,204,910)	(17,319,439)
Investments accounted for using Equity Method, Ending balance	$ 12,707,221	$ 18,738,198
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID Number (RUT)	76.418.940-K	76.418.940-K
Associates and Joint Ventures	GNL Chile S.A.	GNL Chile S.A.
Country	Chile	Chile
Currency	U.S. dollar	U.S. dollar
Ownership Interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 3,982,934	$ 2,662,029
Share of Profit (Loss)	841,957	1,491,025
Dividends Declared	(743,734)
Foreign Currency Translation	(297,841)	(170,120)
Investments accounted for using Equity Method, Ending balance	$ 3,783,316	$ 3,982,934
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID Number (RUT)	76.652.400-1	76.652.400-1
Associates and Joint Ventures	Centrales Hidroeléctricas De Aysén S.A.	Centrales Hidroeléctricas De Aysén S.A.
Country	Chile	Chile
Currency	Chilean peso	Chilean peso
Ownership Interest	51.00%	51.00%
Investments accounted for using Equity Method, Beginning balance	$ 6,441,166	$ 6,280,293
Additions	1,943,100	2,346,000
Share of Profit (Loss)	(4,179,033)	(2,185,127)
Other Increase (Decrease)	(4,205,233)
Investments accounted for using Equity Method, Ending balance	$ 4,205,233	$ 6,441,166
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID Number (RUT)	77.017.930-0	77.017.930-0
Associates and Joint Ventures	Transmisora Eléctrica de Quillota Ltda.	Transmisora Eléctrica de Quillota Ltda.
Country	Chile	Chile
Currency	Chilean peso	Chilean peso
Ownership Interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance	$ 8,222,763	$ 7,594,153
Share of Profit (Loss)	595,996	628,610
Investments accounted for using Equity Method, Ending balance	$ 8,818,759	$ 8,222,763
Electrogas S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID Number (RUT)	96.806.130-5	96.806.130-5
Associates and Joint Ventures	Electrogas S.A.	Electrogas S.A.
Country		Chile
Currency	U.S. dollar	U.S. dollar
Ownership Interest		42.50%
Investments accounted for using Equity Method, Beginning balance		$ 12,042,873
Share of Profit (Loss)		5,166,226
Dividends Declared		(3,979,095)
Foreign Currency Translation		(844,372)
Other Comprehensive Income		607,375
Other Increase (Decrease)		$ (12,993,007)
GNL Quintero S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID Number (RUT)		76.788.080-4
Associates and Joint Ventures		GNL Quintero S.A.
Country		Chile
Currency		U.S. dollar
Ownership Interest		20.00%
Investments accounted for using Equity Method, Beginning balance		$ 17,137,023
Share of Profit (Loss)		2,750,075
Dividends Declared		(2,598,035)
Foreign Currency Translation		(816,094)
Other Comprehensive Income		(12,298,165)
Other Increase (Decrease)		$ (4,174,804)
Enel Argentina S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID Number (RUT)	Foreign	Foreign
Associates and Joint Ventures	Enel Argentina S.A.	Enel Argentina S.A.
Country	Argentina	Argentina
Currency	Argentine peso	Argentine peso
Ownership Interest	0.12%	0.12%
Investments accounted for using Equity Method, Beginning balance	$ 91,335
Additions		$ 235,090
Share of Profit (Loss)	44,176	23,610
Foreign Currency Translation	(29,198)	(21,044)
Other Comprehensive Income	(1,490)	(656)
Other Increase (Decrease)	323	(145,665)
Investments accounted for using Equity Method, Ending balance	$ 105,146	$ 91,335
Southern Cone S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Taxpayer ID Number (RUT)		Foreign
Associates and Joint Ventures		Southern Cone S.A.
Country		Argentina
Currency		Argentine peso
Ownership Interest		2.00%
Additions		$ 3,326
Share of Profit (Loss)		3,780
Foreign Currency Translation		(1,080)
Other Comprehensive Income		(63)
Other Increase (Decrease)		$ (5,963)